Employee Benefits - Fair Values of Pension Plan Assets by Asset Category (Details) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 790	$ 805	$ 827
Fair Value, Inputs, Level 1, 2 and 3 | Fixed income — U.S.
Defined Benefit Plan Disclosure [Line Items]
Plan assets	321	324
Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 1 | Fixed income — U.S.
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets	321	324
Level 2 | Fixed income — U.S.
Defined Benefit Plan Disclosure [Line Items]
Plan assets	321	324
Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 3 | Fixed income — U.S.
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Measured at NAV | Collective investment funds (measured at NAV)
Defined Benefit Plan Disclosure [Line Items]
Plan assets	446	459
Measured at NAV | Insurance investment contracts and pooled separate accounts (measured at NAV)
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 23	$ 22